As filed with the Securities and Exchange Commission on May 21, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 99.5%
Auto Components: 1.9%
57,400	Johnson Controls, Inc.	$1,893,626
Bank (Money Center): 3.5%
79,000	JPMorgan Chase & Co.	3,535,250
Bank (Processing): 6.3%
117,000	Bank of New York Mellon Corp.	3,612,960
62,000	State Street Corp.	2,798,680
		6,411,640
Bank (Super Regional): 3.5%
198,000	Bank of America Corp.	3,534,300
Beverages: 1.0%
19,000	The Coca-Cola Co.	1,045,000
Commercial Services: 0.9%
11,600	Dun & Bradstreet Corp.	863,272
Computer Software and Services: 3.0%
104,000	Microsoft Corp.	3,044,080
Computers and Peripherals: 3.3%
226,000	Dell, Inc.*	3,392,260
Diversified Operations: 3.2%
84,000	Tyco International Ltd.	3,213,000
Drug: 3.2%
120,000	Bristol-Myers Squibb Co.	3,204,000
Drug Store: 3.3%
90,000	Walgreen Co.	3,338,100
Electrical Components: 5.5%
160,000	Corning, Inc.	3,233,600
85,575	Tyco Electronics Ltd.	2,351,601
		5,585,201
Financial Services: 5.8%
62,000	American Express Co.	2,558,120
195,000	Western Union Co.	3,307,200
		5,865,320
Hotels/Gaming/Cruise Lines: 3.0%
78,000	Carnival Corp.	3,032,640
Household Products: 1.4%
22,000	The Procter & Gamble Co.	1,391,940
Human Resources: 3.3%
199,000	Monster Worldwide, Inc.*	3,305,390
Hypermarkets & Supercenters: 2.0%
36,000	Wal-Mart Stores, Inc.	2,001,600
Internet: 3.7%
130,500	eBay, Inc.*	3,516,975
13,000	Yahoo! Inc.*	214,890
		3,731,865
Medical-Biotechnology: 1.4%
27,000	Genzyme Corp.*	1,399,410

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
Medical Supplies: 5.4%
43,000	Covidien PLC	$2,162,040
26,400	Medtronic, Inc.	1,188,792
28,000	St. Jude Medical, Inc.*	1,149,400
17,000	Zimmer Holdings, Inc.*	1,006,400
		5,506,632
Metals and Mining: 2.8%
196,000	Alcoa, Inc.	2,791,040
Oilfield Services/Equipment: 1.9%
39,500	Tidewater, Inc.	1,867,165
Oil/Gas (Domestic): 3.3%
52,000	Devon Energy Corp.	3,350,360
Petroleum (Integrated): 6.0%
38,500	Chevron Corp.	2,919,455
62,300	ConocoPhillips	3,187,891
		6,107,346
Petroleum (Refining): 2.6%
135,000	Valero Energy Corp.	2,659,500
Printing & Publishing: 3.4%
94,000	The McGraw-Hill Companies, Inc.	3,351,100
Retail (Special Lines): 3.2%
137,600	Staples, Inc.	3,218,464
Securities Brokerage: 2.9%
98,000	Morgan Stanley	2,870,420
Semiconductor: 2.7%
94,000	Analog Devices, Inc.	2,709,080
Semiconductor (Capital Equipment): 2.7%
108,000	Novellus Systems, Inc.*	2,700,000
Telecommunications (Equipment): 3.4%
131,000	Cisco Systems, Inc.*	3,409,930
TOTAL COMMON STOCKS (Cost $95,024,069)		$100,328,931

SHORT TERM INVESTMENTS: 0.6%
620,800	Fidelity Institutional Money Market Portfolio	$620,800

TOTAL SHORT TERM INVESTMENTS (Cost $620,800)		$620,800

TOTAL INVESTMENTS (Cost $95,644,869): 100.1%		100,949,731
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1)%		(51,686)
TOTAL NET ASSETS: 100.0%		$100,898,045

*Non-Income Producing.
The cost basis of investment for federal income tax purposes at March 31, 2010, was as follows+:

Cost of investments		$95,644,869
Gross unrealized appreciation		13,410,539
Gross unrealized depreciation		(8,105,677)
Net unrealized depreciation		$5,304,862

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various i

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$100,328,931	$-	-	$100,328,931
Total Equity	100,328,931	-	-	100,328,931
Short-Term Investments	620,800	-	-	620,800
Total Investments in Securities	$100,949,731	$-	-	$100,949,731

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By   /s/David A. Katz
David A. Katz, President and Treasurer

Date 5/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/David A. Katz
David A. Katz, President and Treasurer

Date 5/19/10